Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Intangible assets were as follows:

	Estimated weighted average useful life in years	2018	2017
Cost
Customer relationship intangibles [note 7]	10	$415	$438
Computer software	2	291	348
Patent and licenses	12	340	342

		1,046	1,128
Accumulated depreciation
Customer relationship intangibles [note 7]		(191)	(162)
Computer software		(219)	(263)
Patent and licenses		(76)	(53)

		$560	$650